STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK BASED COMPENSATION.
2015 Equity Incentive Plan
GRI Operations adopted the GRI Operations Plan, which provided GRI Operations with the ability to grant stock options, restricted stock awards and other equity-based awards to employees, directors, and consultants. Upon completion of the Merger, the Company assumed the GRI Operations Plan and 57 outstanding and unexercised options issued thereunder, and ceased granting awards under the GRI Operations Plan. As of December 31, 2024, no options remain outstanding under the GRI Operations Plan.
Amended and Restated 2018 Equity Incentive Plan
On April 21, 2023, the stockholders of the Company approved the Amended and Restated GRI Bio, Inc. 2018 Equity Incentive Plan, formerly the Vallon Pharmaceuticals, Inc. 2018 Equity Incentive Plan (the A&R 2018 Plan). The A&R 2018 Plan had previously been approved by the Company’s board of directors, subject to stockholder approval. The A&R 2018 Plan became effective on April 21, 2023, with the stockholders approving an amendment to the A&R 2018 Plan to, among other things, (i) to increase the aggregate number of shares by 109 shares to 140 shares of the Company’s Common Stock for issuance as awards under the A&R 2018 Plan, (ii) to extend the term of the A&R 2018 Plan through January 1, 2033, (iii) to prohibit any action that would be treated as a “repricing” of an award without further approval by the stockholders of Company and (iv) to revise the limits on awards to non-employee directors.
The A&R 2018 Plan provides the Company with the ability to grant stock options, restricted stock and other equity-based awards to employees, directors and consultants. Stock options granted by the Company under the A&R 2018 Plan generally have a contractual life of up to 10 years. As of December 31, 2024, awards granted under the A&R 2018 Plan representing the right to purchase or contingent right to receive up to an aggregate of 142 shares of the Company's Common Stock were outstanding and 256 shares of the Company’s Common Stock were reserved for issuance under the A&R 2018 Plan. The number of shares reserved for issuance under the A&R 2018 Plan may be increased pursuant to the A&R 2018 Plan’s “evergreen” provision on the first day of each calendar year beginning January 1, 2024 and ending on and including January 1, 2033, by a number of shares not to exceed 4% of the aggregate number of shares of the Company’s Common Stock outstanding on the final day of the immediately preceding calendar year.
The Company recorded stock-based compensation related to equity-based awards issued under the GRI Operations Plan and the A&R 2018 Plan in the following expense categories of its accompanying consolidated statements of operations for the three and nine months ended December 31, 2024 and 2023:

	For the Year Ended December 31,
	2024	2023
Research and development	$—	$—
General and administrative	148	388
Total	$148	$388
The Company measures equity-based awards granted to employees and non-employees based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period or performance-based period, which is generally the vesting period of the respective award. The measurement date for service-based equity awards is the date of grant, and equity-based compensation costs are recognized as expense over the requisite service period. The Company records expense for performance-based awards if the Company concludes that it is probable that the performance condition will be achieved.
The table below represents the activity of stock options granted to employees and non-employees for the year ended December 31, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2023	142	$4,376.92	9.63
Granted	—
Exercised	—
Forfeited	—
Outstanding at December 31, 2024	142	$4,376.92	8.63
Exercisable at December 31, 2024	62	$5,475.38	8.57
Vested and expected to vest at December 31, 2024	142	$4,376.92	8.63
As of December 31, 2024, all of the outstanding and exercisable stock options were out of the money and therefore had no intrinsic value. At December 31, 2024, the unrecognized compensation cost related to unvested stock options expected to vest was $240. This unrecognized compensation is expected to be recognized over a weighted-average amortization period of two years.
The Company granted 141 stock options to employees and non-employees during the year ended December 31, 2023. The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

For the Year Ended December 31, 2023
Volatility	129.54%
Expected term in years	5.84
Dividend rate	0.00%
Risk-free interest rate	4.34%
Fair value of common stock on grant date	$3,298.42
No equity-based awards were granted during the year ended December 31, 2024.
Option valuation methods, including Black-Scholes, require the input of subjective assumptions, which are discussed below.
•The expected term of options is determined using the “simplified” method, as prescribed in SEC's SAB No. 107, Share Based Payment (SAB No. 107), whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company's lack of sufficient historical data.
•The expected volatility is based on a weighted average of the Company's historical volatility and the volatilities of similar entities within the Company's industry which were commensurate with the expected term assumption as described in SAB No. 107.
•The risk-free interest rate is based on the interest rate payable on US Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.
•The expected dividend yield is 0% because the Company has not historically paid, and does not expect for the foreseeable future to pay, a dividend on its common stock.
STOCK-BASED COMPENSATION
Amended and Restated 2018 Equity Incentive Plan, as Amended
On April 21, 2023, the stockholders of the Company approved the Amended and Restated GRI Bio, Inc. 2018 Equity Incentive Plan (the A&R 2018 Plan) and on August 13, 2025, the stockholders of the Company approved an amendment to the A&R 2018 Plan to increase the aggregate number of shares of the Company’s Common Stock thereunder by 400,000. The A&R 2018 Plan provides the Company with the ability to grant stock options, restricted stock and other equity-based awards to employees, directors and consultants. Stock options granted by the Company under the A&R 2018 Plan generally have a contractual life of up to 10 years. As of September 30, 2025, awards granted under the A&R 2018 Plan representing the right to purchase or contingent right to receive up to an aggregate of 421,274 shares of the Company's Common Stock were outstanding and 421,275 shares of the Company’s Common Stock were reserved for issuance under the A&R 2018 Plan. The number of shares reserved for issuance under the A&R 2018 Plan may be increased pursuant to the A&R 2018 Plan’s “evergreen” provision on the first day of each calendar year beginning January 1, 2024 and ending on and including January 1, 2033, by a number of shares not to exceed 4% of the aggregate number of shares of the Company’s Common Stock outstanding on the final day of the immediately preceding calendar year.
The Company recorded stock-based compensation related to equity-based awards issued under the A&R 2018 Plan in the following expense categories of its accompanying consolidated statements of operations for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Research and development	$59	$—	$84	$—
General and administrative	406	37	642	111
Total	$465	$37	$726	$111
The Company measures equity-based awards granted to employees and non-employees based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period or performance-based period, which is generally the vesting period of the respective award. The measurement date for service-based equity awards is the date of grant, and equity-based compensation costs are recognized as expense over the requisite service period. The Company records expense for performance-based awards if the Company concludes that it is probable that the performance condition will be achieved.
The table below represents the activity of stock options granted to employees and non-employees for the nine months ended September 30, 2025:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (years)	Aggregate Intrinsic Value ($)
Outstanding at December 31, 2024	142	$4,376.92	8.63	—
Granted	421,132	$2.29		106
Exercised	—	—		—
Forfeited/cancelled	—	—		—
Outstanding at September 30, 2025	421,274	$3.76	9.92	106
Exercisable at September 30, 2025	291,431	$4.09	9.91	44
Vested and expected to vest at September 30, 2025	421,274	$3.76	9.92	106
As of September 30, 2025, the unrecognized compensation cost related to unvested stock options expected to vest was $317. This unrecognized compensation is expected to be recognized over a weighted-average amortization period of 0.97 years.
The Company granted an aggregate of 421,132 stock options to its employees and non-employee directors during the nine months ended September 30, 2025. The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

Nine Months Ended September 30, 2025
Volatility	120.89%
Expected term in years	5.18
Dividend rate	0.00%
Risk-free interest rate	3.75%
Fair value of option on grant date	$1.92